UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock Florida Municipal Bond Fund of BlackRock Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 84.1%     $ 1,095  Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health Systems-Sunbelt), 7% due 10/01/2014 (e)                                               $   1,338
                    ---------------------------------------------------------------------------------------------------------------
                      1,230  Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds,
                             6% due 5/01/2035                                                                                 1,297
                    ---------------------------------------------------------------------------------------------------------------
                      1,130  Broward County, Florida, Educational Facilities Authority Revenue Bonds (Nova Southeastern
                             University), 5% due 4/01/2031 (c)                                                                1,194
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (j)                     1,063
                    ---------------------------------------------------------------------------------------------------------------
                        550  Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019                   586
                    ---------------------------------------------------------------------------------------------------------------
                        930  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital),
                             6.25% due 8/15/2023                                                                              1,024
                    ---------------------------------------------------------------------------------------------------------------
                      1,500  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial Hospital),
                             6.375% due 8/15/2032                                                                             1,656
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Cypress Lakes, Florida, Community Development District, Special Assessment Bonds, Series A,
                             6% due 5/01/2034                                                                                 1,057
                    ---------------------------------------------------------------------------------------------------------------
                      1,500  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                             Revenue Bonds, Series A, 6.375% due 5/01/2035                                                    1,596
                    ---------------------------------------------------------------------------------------------------------------
                      1,155  Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (g)(j)         1,181
                    ---------------------------------------------------------------------------------------------------------------
                        515  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                             Series 4, 6.25% due 7/01/2022 (h)                                                                  527
                    ---------------------------------------------------------------------------------------------------------------
                      1,383  Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 8.614%
                             due 7/01/2017 (f)(m)                                                                             1,657
                    ---------------------------------------------------------------------------------------------------------------
                      1,900  Florida State Board of Education, Public Education, Capital Outlay, GO, Series A, 5% due
                             6/01/2031                                                                                        2,014
                    ---------------------------------------------------------------------------------------------------------------
                        965  Harbor Bay, Florida, Community Development District, Capital Improvement Special Assessment
                             Revenue Bonds, Series A, 7% due 5/01/2033                                                        1,044
                    ---------------------------------------------------------------------------------------------------------------
                        135  Heritage Isles Community Development District, Florida, Special Assessment Revenue
                             Refunding Bonds, 5.90% due 11/01/2006                                                              135
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (j)                                2,116
                    ---------------------------------------------------------------------------------------------------------------
                      3,500  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), Series A, 6% due 11/15/2011 (k)                                                  3,905

Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DATES      Daily Adjustable Tax-Exempt Securities
DRIVERS    Derivative Inverse Tax-Exempt Receipts
EDA        Economic Development Authority
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDA        Industrial Development Authority
IDR        Industrial Development Revenue Bonds
VRDN       Variable Rate Demand Notes

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 1,000  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), Series C, 5.25% due 11/15/2036                                               $   1,067
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series A, 7.125% due 4/01/2030                                                    1,100
                    ---------------------------------------------------------------------------------------------------------------
                      1,750  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series B, 7.125% due 4/01/2030                                                    1,925
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036                                 1,077
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (j)                             1,084
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036                                 2,155
                    ---------------------------------------------------------------------------------------------------------------
                        410  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (j)                               444
                    ---------------------------------------------------------------------------------------------------------------
                      2,050  Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions
                             Project), AMT, 5.875% due 6/01/2031 (a)                                                          2,269
                    ---------------------------------------------------------------------------------------------------------------
                      1,200  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                             5.25% due 10/01/2032 (f)                                                                         1,282
                    ---------------------------------------------------------------------------------------------------------------
                      1,520  Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (j)                            1,597
                    ---------------------------------------------------------------------------------------------------------------
                      1,100  Lee County, Florida, School Board, COP, Series A, 5% due 8/01/2024 (h)                           1,178
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (j)                       1,051
                    ---------------------------------------------------------------------------------------------------------------
                      2,320  Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                             Memorial Medical Center), Series A, 5.875% due 11/15/2032                                        2,525
                    ---------------------------------------------------------------------------------------------------------------
                      4,435  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (h)         4,574
                    ---------------------------------------------------------------------------------------------------------------
                      2,495  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                             5.25% due 7/01/2026 (f)                                                                          2,720
                    ---------------------------------------------------------------------------------------------------------------
                      3,450  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B, 5%
                             due 7/01/2033 (f)                                                                                3,631
                    ---------------------------------------------------------------------------------------------------------------
                      1,250  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (j)           1,358
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Middle Village Community Development District, Florida, Special Assessment Bonds, Series A,
                             6% due 5/01/2035                                                                                 1,052
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
                             Series A, 6.25% due 5/01/2037                                                                    2,190
                    ---------------------------------------------------------------------------------------------------------------
                        990  Oak Creek, Florida, Community Development District, Special Assessment Bonds, 5.80%
                             due 5/01/2035                                                                                    1,031
                    ---------------------------------------------------------------------------------------------------------------
                        990  Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                             Gardens), Series A, 5.90% due 5/01/2035                                                          1,047
                    ---------------------------------------------------------------------------------------------------------------
                        500  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), 6.25% due 11/15/2024                                                               558
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $ 2,705  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                             Regional Healthcare), 6% due 12/01/2012 (k)                                                  $   3,036
                    ---------------------------------------------------------------------------------------------------------------
                      1,500  Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                             due 7/01/2035 (b)                                                                                1,571
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                             (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                              1,046
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                             Assessment Bonds, 6.25% due 5/01/2034                                                            1,078
                    ---------------------------------------------------------------------------------------------------------------
                        960  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                             Assessment Bonds, Series A, 6.95% due 5/01/2033                                                  1,037
                    ---------------------------------------------------------------------------------------------------------------
                      1,265  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25% due
                             10/01/2025 (b)                                                                                   1,352
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)                    2,132
                    ---------------------------------------------------------------------------------------------------------------
                        925  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                             due 10/01/2027 (f)                                                                               1,002
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (h)                    1,063
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (j)                         1,049
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds,
                             5.70% due 5/01/2037                                                                              1,021
                    ---------------------------------------------------------------------------------------------------------------
                        500  Park Place Community Development District, Florida, Special Assessment Revenue Bonds, 6.75%
                             due 5/01/2032                                                                                      534
                    ---------------------------------------------------------------------------------------------------------------
                        985  Park Place Community Development District, Florida, Special Assessment Revenue Bonds, 6.375%
                             due 5/01/2034                                                                                    1,054
                    ---------------------------------------------------------------------------------------------------------------
                      2,080  Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist Health
                             System-Sunbelt), 7% due 10/01/2014 (e)                                                           2,521
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System
                             Inc.), 5.75% due 5/15/2013 (k)                                                                   2,231
                    ---------------------------------------------------------------------------------------------------------------
                        850  Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds (Pooled
                             Hospital Loan Program), DATES, VRDN, 3.65% due 12/01/2015 (b)(l)                                   850
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2025 (j)                     1,068
                    ---------------------------------------------------------------------------------------------------------------
                      1,300  Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (j)                     1,379
                    ---------------------------------------------------------------------------------------------------------------
                        100  Reunion East Community Development District, Florida, Special Assessment, Series B, 5.90%
                             due 11/01/2007                                                                                     100
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2028 (b)         1,079
                    ---------------------------------------------------------------------------------------------------------------
                      1,080  Sandy Creek Community Development District, Florida, Special Assessment Bonds, Series B, 5%
                             due 11/01/2010                                                                                   1,090
                    ---------------------------------------------------------------------------------------------------------------
                      2,900  Sarasota County, Florida, Public Hospital Board, Hospital Revenue Bonds (Sarasota Memorial
                             Hospital), VRDN, Series A, 3.65% due 7/01/2037 (b)(l)                                            2,900
                    ---------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
                    $   475  South Florida Water Management District, COP, 5% due 10/01/2031 (b)                          $     505
                    ---------------------------------------------------------------------------------------------------------------
                        900  South Florida Water Management District, COP, 5% due 10/01/2036 (b)                                956
                    ---------------------------------------------------------------------------------------------------------------
                        985  South Kendall, Florida, Community Development District, Special Assessment Bonds, Series A,
                             5.90% due 5/01/2035                                                                              1,039
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                             5.80% due 10/01/2034                                                                             1,046
                    ---------------------------------------------------------------------------------------------------------------
                        995  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital Inc.),
                             6.375% due 10/01/2034                                                                            1,106
                    ---------------------------------------------------------------------------------------------------------------
                        430  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                             Refunding Bonds, Series B, 5.50% due 11/01/2010                                                    431
                    ---------------------------------------------------------------------------------------------------------------
                        145  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                             Bonds, Series B, 6.45% due 5/01/2010                                                               146
                    ---------------------------------------------------------------------------------------------------------------
                      2,860  University of Central Florida (UCF) Athletics Association Inc., COP, Series A, 5.25%
                             due 10/01/2034 (f)                                                                               3,073
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                             due 10/01/2028 (j)                                                                               1,060
                    ---------------------------------------------------------------------------------------------------------------
                      1,445  Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                             Series A, 6.75% due 5/01/2034                                                                    1,570
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University Project),
                             Series A, 5% due 6/01/2035 (d)                                                                   1,059
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  West Villages Improvement District, Florida, Special Assessment Revenue Refunding Bonds
                             (Unit of Development Number 2), 5.35% due 5/01/2015                                              1,034
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 2.2%     1,500  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                                 1,590
                    ---------------------------------------------------------------------------------------------------------------
                      1,020  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                                 1,103
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.1%    1,365  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
                             Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625% due 6/01/2026         1,485
                    ---------------------------------------------------------------------------------------------------------------
                      1,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                             Series I, 5% due 7/01/2036                                                                       1,042
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds (Cost - $102,306) - 88.4%                                                108,743
-----------------------------------------------------------------------------------------------------------------------------------

                             Municipal Bonds Held in Trust (o)
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 16.8%       7,235  Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25% due
                             7/01/2010 (f)(k)                                                                                 7,956
                    ---------------------------------------------------------------------------------------------------------------
                      5,000  Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                             Series A, 6.25% due 7/01/2010 (f)(k)                                                             5,500
                    ---------------------------------------------------------------------------------------------------------------
                      2,000  Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25%
                             due 2/01/2026 (f)                                                                                2,168
                    ---------------------------------------------------------------------------------------------------------------
                      4,640  South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625% due 5/01/2032 (j)      5,065
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Held in Trust (Cost - $19,504) - 16.8%                                    20,689
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                     Shares
                       Held  Mutual Funds                                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                        211  BlackRock Florida Insured Municipal 2008 Term Trust (i)                                      $   3,009
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Mutual Funds (Cost - $3,495) - 2.4%                                                        3,009
-----------------------------------------------------------------------------------------------------------------------------------

                             Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                          5  CMA Florida Municipal Money Fund, 2.88% (i)(n)                                                       5
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $5) - 0.0%                                                       5
-----------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $125,310*) - 107.6%                                                  132,446

                             Other Assets Less Liabilities - 0.1%                                                               145

                             Liabilities for Trust Certificates, Including Interest Expense Payable - (7.7%)                 (9,521)
                                                                                                                          ---------
                             Net Assets - 100.0%                                                                          $ 123,070
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 117,572
                                                                      =========
      Gross unrealized appreciation                                   $   5,923
      Gross unrealized depreciation                                        (487)
                                                                      ---------
      Net unrealized appreciation                                     $   5,436
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Assured Guaranty Insured.
(d)   CIFG Insured.
(e)   Escrowed to maturity.
(f)   FGIC Insured.
(g)   FHA Insured.
(h)   FSA Insured.
(i) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
                                                                                Net         Dividend
      Affiliate                                                              Activity        Income
      ------------------------------------------------------------------------------------------------
      BlackRock Florida Insured Municipal 2008 Term Trust                       --          $     24
      CMA Florida Municipal Money Fund                                          --          $     -- *
      ------------------------------------------------------------------------------------------------

      *     Amount is less than $1,000.
(j)   MBIA Insured.
(k)   Prerefunded.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   Represents the current yield as of October 31, 2006.

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

(o) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
o     Swaps outstanding as of October 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                             Notional          Unrealized
                                                                              Amount          Depreciation
      ----------------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.856% and receive a floating rate
      based on 1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires December 2016                                                  $ 15,000            $ (259)
      ----------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Florida Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust

Date: February 20, 2007